ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2021
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Summary of changes in the accumulated balances for each component of accumulated other comprehensive income (loss)

The following table summarizes the changes in the accumulated balances for each component of AOCI as of December 31, 2021, 2020, and 2019.

Changes in Accumulated Other Comprehensive Income (Loss) by Component

			Total
			Accumulated
	Unrealized	Accumulated	Other
	Gains and Losses	Gain and Loss	Comprehensive
	on Investments(2)	on Derivatives	Income (Loss)

	(Dollars In Millions, Net of Tax)
Balance, December 31, 2018 (Recast)	$(1,408)	$—	$(1,408)
Other comprehensive income (loss) before reclassifications	2,844	(10)	2,834
Other comprehensive income (loss) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings	(4)	—	(4)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	(11)	2	(9)
Balance, December 31, 2019 (Recast)	$1,421	$(8)	$1,413
Other comprehensive income (loss) before reclassifications	2,048	(2)	2,046
Other comprehensive income (loss) relating to other-than-temporary impaired investments for which a portion has been recognized in operations	24	—	24
Amounts reclassified from accumulated other comprehensive income (loss)(1)	63	2	65
Balance, December 31, 2020 (Recast)	$3,556	$(8)	$3,548
Other comprehensive income (loss) before reclassifications	(1,105)	—	(1,105)
Other comprehensive income (loss) on investments for which a credit loss has been recognized in operations	(1)	—	(1)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	(41)	1	(40)
Balance, December 31, 2021	$2,409	$(7)	$2,402
(1)	See Reclassification table below for details.
(2)	As of December 31, 2019, 2020 and 2021, net unrealized losses reported in AOCI were offset by $(777) million, $(2.0) billion and $(1.9) billion, respectively, due to the impact those net unrealized losses would have had on certain of the Company’s insurance assets and liabilities if the net unrealized losses had been recognized in net income.

Schedule of reclassifications amounts out of AOCI

The following tables summarize the reclassifications amounts out of AOCI for the years ended December 31, 2021, 2020, and 2019.

	Affected Line Item in the
	Consolidated
Gains/(losses) in net income:	Statements of Income	For The Year Ended December 31,
		2021	2020	2019

		(Dollars In Millions)
Derivative instruments	Benefits and settlement expenses, net of reinsurance ceded(1)	$(1)	$(3)	$(2)
	Tax (expense) benefit	—	1	—
		$(1)	$(2)	$(2)
Unrealized gains and losses on available-for-sale securities	Net gains (losses): investments	$46	$46	$48
	Net impairment losses recognized in earnings	6	(125)	(34)
	Tax (expense) or benefit	(11)	17	(3)
		$41	$(62)	$11
(1)	Refer to Note 6, Derivative Financial Instruments for additional information